OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Current Liabilities

	Notes	December 31, 2023	December 31, 2022
Current portion of provisions	15	$5.4	$5.6
Current portion of other liabilities	18	29.6	18.6
		$35.0	$24.2